BUSINESS DESCRIPTION (Details Narrative) - shares	Oct. 09, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares issued		33,345,541	31,811,523	31,500,693
Common stock, shares outstanding		33,345,541	31,811,523	31,500,693
Sichuan Wetouch Technology Co. Ltd. [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Ownership percentage	100.00%				100.00%
BVI shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Common stock, shares issued	31,396,394
Common stock, shares outstanding	31,396,394